Consolidated statements of operations - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues - commodity sales	$ 7,808
Costs and expenses:
Lease operating	4,259
Transportation and processing	361
Production taxes	316
Depreciation, depletion and amortization	3,414
Loss on impairment of oil and gas assets	0
General and administrative	5,744
Liability management	0
Cost reduction initiatives	6
Total costs and expenses	14,100
Operating (loss) income	(6,292)
Non-operating (expense) income:
Interest expense	(650)
Derivative (losses) gains	(12,115)
Write-off of Senior Note issuance costs, discount and premium	0		$ (16,970)
Other (expense) income, net	(5)
Net non-operating (expense) income	(12,770)
Reorganization items, net	(620)
(Loss) income before income taxes	(19,682)
Income tax (benefit) expense	1
Net (loss) income	$ (19,683)
Predecessor
Revenues - commodity sales		$ 66,531	48,239	$ 252,152	$ 324,315	$ 681,557
Costs and expenses:
Lease operating		19,941	23,415	90,533	110,659	141,608
Transportation and processing		2,034	1,879	8,845	8,541	8,295
Production taxes		2,417	1,756	9,610	9,953	28,305
Depreciation, depletion and amortization		24,915	31,808	122,928	216,574	245,908
Loss on impairment of oil and gas assets		0	77,896	281,079	1,491,129	0
Loss on impairment of other assets				1,393	16,207	0
General and administrative		6,843	6,489	20,953	39,089	53,414
Liability management		0	5,589	9,396	0	0
Cost reduction initiatives		629	3,125	2,879	10,028	0
Total costs and expenses		56,779	151,957	547,616	1,902,180	477,530
Operating (loss) income		9,752	(103,718)	(295,464)	(1,577,865)	204,027
Non-operating (expense) income:
Interest expense		(5,862)	(29,654)	(64,242)	(112,400)	(104,241)
Gain on extinguishment of debt				0	31,590	0
Derivative (losses) gains		48,006	11,932	(22,837)	145,288	231,320
Write-off of Senior Note issuance costs, discount and premium		0	(16,970)	(16,970)	0	0
Other (expense) income, net		1,373	136	411	2,324	2,630
Net non-operating (expense) income		43,517	(34,556)	(103,638)	66,802	129,709
Reorganization items, net		988,727	0	(16,720)	0	0
(Loss) income before income taxes		1,041,996	(138,274)	(415,822)	(1,511,063)	333,736
Income tax (benefit) expense		37	132	(102)	(177,219)	124,443
Net (loss) income		$ 1,041,959	$ (138,406)	$ (415,720)	$ (1,333,844)	$ 209,293